Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 30, 2011
AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOSCX
AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOSAX
AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOSRX
AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOMCX
AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOMAX
AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AOMRX
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORCX
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORAX
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORRX

AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund
ALPHAONE SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the AlphaOne Small Cap Growth Fund (the "Fund") is
to seek long-term capital appreciation.

FUND FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses AlphaOne Small Cap Growth Fund		AlphaOne Small Cap Growth Fund I Class Shares	AlphaOne Small Cap Growth Fund Investor Class Shares	AlphaOne Small Cap Growth Fund R Class Shares
Management Fees		0.85%	0.85%	0.85%
12b-1 Fees		none	0.25%	0.25%
Shareholder Servicing Fees		none	none	0.25%
Other Operating Expenses	[1]	0.86%	0.86%	0.86%
Total Other Expenses	[1]	0.86%	0.86%	1.11%
Total Annual Fund Operating Expenses		1.71%	1.96%	2.21%
Less Fee Reductions and/or Expense Reimbursements		(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	1.50%	1.75%	2.00%
[1]	"Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.50% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses in each period)
remain the  same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AlphaOne Small Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
AlphaOne Small Cap Growth Fund I Class Shares	153	516
AlphaOne Small Cap Growth Fund Investor Class Shares	178	593
AlphaOne Small Cap Growth Fund R Class Shares	203	669

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or  "turns  over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in  the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
In pursuing the Fund's objective, AlphaOne Investment Services, LLC (the
"Adviser"), the Fund's adviser, strives to build a portfolio that is comprised of securities trading at relative discounts to the Adviser's view of their estimated value with a risk profile less than that of the Russell 2000 Growth
Index.Under normal circumstances, the  Fund invests at least 80% of its net assets in equity securities of small-capitalization companies.This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.
For purposes of this 80% test, equity securities include securities convertible into equity securities.The Fund considers small-capitalization companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of companies included in the Russell 2000
Growth Index.

In selecting securities for the Fund's portfolio, the Adviser begins with an initial investment universe generated from a broad number of sources including, but not limited to, industry referrals, previous knowledge of the company and rigorous due diligence such as company visits.The Adviser then evaluates each identified stock for desirable growth characteristics such as: high return on equity and assets; strong free cash flow; consistent revenues and earnings per share growth; high interest coverage; and low price-earnings and price-to-book ratios. This evaluation results in a focused list of stocks that the Adviser then subjects to a deeper fundamental analysis focusing on both specific company and  stock characteristics.In particular,the Adviser seeks companies displaying sustainable competitive advantage; strong management; long product cycles; and pricing flexibility.In addition, the Adviser also performs due diligence on individual companies, which may include meeting directly with company management teams, talking with competitors and suppliers, and utilizing sell-side research as a gauge of internal research findings.  With respect to specific stock characteristics, the Adviser seeks high sustained return on investment; above average earnings per share growth; and attractive valuation.
The resulting portfolio is expected to include 40-70 positions.After constructing the Fund's portfolio, the Adviser will seek to mitigate risk through asset diversification and limits on individual position sizes, as well as the monitoring of absolute and relative sector weights.

In general, the Adviser will sell a security when it reaches a predetermined price target.In addition, the Adviser has other sell disciplines in place, such as a fundamental change in a company's business, a change in the company's management or a failure by management to execute the business plan. A sale may also occur if the Adviser identifies a more attractive investment opportunity or if a position size grows to more than 5% of the Fund's  portfolio.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR  GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting  shareholders' investments  in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.The prices of securities issued by such companies may suffer a decline in response.These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK - The small-capitalization companies in which the Fund may invest may  be  more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines,  markets and financial resources, and may depend upon a relatively small management group.
Therefore, small-capitalization stocks may be more volatile than those of larger companies. hese securities may be traded  over the counter or listed on an exchange.

GROWTH STYLE RISK - The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions,and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people.
The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in  general.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return  based  on net assets and comparing the Fund's performance to a  broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALPHAONE SMALL CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the AlphaOne Small Cap Growth Fund (the "Fund") is
to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or  "turns  over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in  the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses in each period)
remain the  same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In pursuing the Fund's objective, AlphaOne Investment Services, LLC (the
"Adviser"), the Fund's adviser, strives to build a portfolio that is comprised of securities trading at relative discounts to the Adviser's view of their estimated value with a risk profile less than that of the Russell 2000 Growth
Index.Under normal circumstances, the  Fund invests at least 80% of its net assets in equity securities of small-capitalization companies.This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.
For purposes of this 80% test, equity securities include securities convertible into equity securities.The Fund considers small-capitalization companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of companies included in the Russell 2000
Growth Index.

In selecting securities for the Fund's portfolio, the Adviser begins with an initial investment universe generated from a broad number of sources including, but not limited to, industry referrals, previous knowledge of the company and rigorous due diligence such as company visits.The Adviser then evaluates each identified stock for desirable growth characteristics such as: high return on equity and assets; strong free cash flow; consistent revenues and earnings per share growth; high interest coverage; and low price-earnings and price-to-book ratios. This evaluation results in a focused list of stocks that the Adviser then subjects to a deeper fundamental analysis focusing on both specific company and  stock characteristics.In particular,the Adviser seeks companies displaying sustainable competitive advantage; strong management; long product cycles; and pricing flexibility.In addition, the Adviser also performs due diligence on individual companies, which may include meeting directly with company management teams, talking with competitors and suppliers, and utilizing sell-side research as a gauge of internal research findings.  With respect to specific stock characteristics, the Adviser seeks high sustained return on investment; above average earnings per share growth; and attractive valuation.
The resulting portfolio is expected to include 40-70 positions.After constructing the Fund's portfolio, the Adviser will seek to mitigate risk through asset diversification and limits on individual position sizes, as well as the monitoring of absolute and relative sector weights.

In general, the Adviser will sell a security when it reaches a predetermined price target.In addition, the Adviser has other sell disciplines in place, such as a fundamental change in a company's business, a change in the company's management or a failure by management to execute the business plan. A sale may also occur if the Adviser identifies a more attractive investment opportunity or if a position size grows to more than 5% of the Fund's  portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR  GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting  shareholders' investments  in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.The prices of securities issued by such companies may suffer a decline in response.These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL-CAPITALIZATION COMPANY RISK - The small-capitalization companies in which the Fund may invest may  be  more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines,  markets and financial resources, and may depend upon a relatively small management group.
Therefore, small-capitalization stocks may be more volatile than those of larger companies. hese securities may be traded  over the counter or listed on an exchange.

GROWTH STYLE RISK - The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions,and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people.
The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in  general.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return  based  on net assets and comparing the Fund's performance to a  broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne Small Cap Growth Fund (Prospectus Summary) | AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.86%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	516
AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.86%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.86%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	593
AlphaOne Small Cap Growth Fund | AlphaOne Small Cap Growth Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.86%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	669

[1]	"Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.50% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund
ALPHAONE MICRO CAP EQUITY FUND
INVESTMENT OBJECTIVE
The investment objective of the AlphaOne Micro Cap Equity Fund (the "Fund") is
to seek long-term capital appreciation.

FUND FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses AlphaOne Micro Cap Equity Fund		AlphaOne Micro Cap Equity Fund I Class Shares	AlphaOne Micro Cap Equity Fund Investor Class Shares	AlphaOne Micro Cap Equity Fund R Class Shares
Management Fees		1.00%	1.00%	1.00%
12b-1 Fees		none	0.25%	0.25%
Shareholder Servicing Fees		none	none	0.25%
Other Operating Expenses	[1]	0.78%	0.78%	0.78%
Total Other Expenses	[1]	0.78%	0.78%	1.03%
Total Annual Fund Operating Expenses		1.78%	2.03%	2.28%
Less Fee Reductions and/or Expense Reimbursements		(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	1.50%	1.75%	2.00%
[1]	"Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.50% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses in each period)
remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AlphaOne Micro Cap Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
AlphaOne Micro Cap Equity Fund I Class Shares	153	551
AlphaOne Micro Cap Equity Fund Investor Class Shares	178	627
AlphaOne Micro Cap Equity Fund R Class Shares	203	703

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns  over" its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in total annual fund operating  expenses or  in  the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
In pursuing the Fund's objective, AlphaOne Investment Services, LLC (the
"Adviser"),the Fund's adviser, strives to build a portfolio with a risk profile less than that of the Russell 2000 Index that is comprised of both "value" and
"growth" stocks.Value stocks are those the Adviser may deem to be priced cheaply relative to certain financial measures of worth.Growth stocks are those the Adviser may believe have above average prospects for economic growth.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of  micro-capitalization companies.This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  For purposes of this 80% test, equity securities include securities convertible into equity securities.The Fund considers micro-capitalization companies to be companies with market capitalizations equal  to or less than one half of the weighted average market capitalization of the Russell 2000 Index at its annual
rebalance.As of its most recent rebalance (June 25, 2010), one half of the weighted average market capitalization of the Russell 2000 Index was equal to
 $494 million.

In selecting securities for the Fund's portfolio, the Adviser begins with an initial investment universe generated from a broad number of sources including but not limited to industry referrals, previous knowledge of the company and rigorous due diligence such as company visits.The Adviser then evaluates each identified stock for desirable growth and value characteristics such as:
high return on equity and assets; free cash flow; revenues and earnings per share growth; high interest coverage; and low price-earnings and price-to-book ratios. This evaluation results in a focused list of stocks that the Adviser then subjects to a deeper fundamental analysis focusing on both specific company and stock characteristics.In particular, the Adviser seeks companies displaying  sustainable  competitive  advantage; strong management; long product cycles; and pricing flexibility.In addition,the Adviser also performs due diligence on individual companies, which may include meeting directly with company management teams, talking with competitors and suppliers, and utilizing sell side research as a gauge of internal research findings.With respect to specific stock characteristics, the Adviser seeks high sustained return on investment; above average earnings per share growth; and attractive valuation.
The resulting portfolio is expected to include 40-70 positions. After constructing the Fund's portfolio, the Adviser will seek to mitigate risk through asset diversification and limits on individual position sizes, as well as the monitoring of absolute and relative sector weights.

In general, the Adviser will sell a security when it reaches a predetermined price target.In addition, the Adviser has other sell disciplines in place, such as a fundamental change in a company's business, a change in the company's management or a failure by management to execute the business plan. A sale may also occur if the Adviser identifies a more attractive investment opportunity or if a position size grows to more than 5% of the Fund's portfolio.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could  lose money.A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED  OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.  The principal risk factors affecting shareholders' investments  in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day.Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.The prices of securities issued by such companies may suffer a decline in response.These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MICRO-CAPITALIZATION COMPANY RISK - Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources.Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel.In addition, there  may be less public information available about these  companies.Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

GROWTH STYLE RISK - The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates,investor perceptions, and market liquidity.The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people.
The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in  general.

VALUE STYLE RISK -Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the
Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALPHAONE MICRO CAP EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the AlphaOne Micro Cap Equity Fund (the "Fund") is
to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns  over" its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in total annual fund operating  expenses or  in  the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses in each period)
remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In pursuing the Fund's objective, AlphaOne Investment Services, LLC (the
"Adviser"),the Fund's adviser, strives to build a portfolio with a risk profile less than that of the Russell 2000 Index that is comprised of both "value" and
"growth" stocks.Value stocks are those the Adviser may deem to be priced cheaply relative to certain financial measures of worth.Growth stocks are those the Adviser may believe have above average prospects for economic growth.
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of  micro-capitalization companies.This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  For purposes of this 80% test, equity securities include securities convertible into equity securities.The Fund considers micro-capitalization companies to be companies with market capitalizations equal  to or less than one half of the weighted average market capitalization of the Russell 2000 Index at its annual
rebalance.As of its most recent rebalance (June 25, 2010), one half of the weighted average market capitalization of the Russell 2000 Index was equal to
 $494 million.

In selecting securities for the Fund's portfolio, the Adviser begins with an initial investment universe generated from a broad number of sources including but not limited to industry referrals, previous knowledge of the company and rigorous due diligence such as company visits.The Adviser then evaluates each identified stock for desirable growth and value characteristics such as:
high return on equity and assets; free cash flow; revenues and earnings per share growth; high interest coverage; and low price-earnings and price-to-book ratios. This evaluation results in a focused list of stocks that the Adviser then subjects to a deeper fundamental analysis focusing on both specific company and stock characteristics.In particular, the Adviser seeks companies displaying  sustainable  competitive  advantage; strong management; long product cycles; and pricing flexibility.In addition,the Adviser also performs due diligence on individual companies, which may include meeting directly with company management teams, talking with competitors and suppliers, and utilizing sell side research as a gauge of internal research findings.With respect to specific stock characteristics, the Adviser seeks high sustained return on investment; above average earnings per share growth; and attractive valuation.
The resulting portfolio is expected to include 40-70 positions. After constructing the Fund's portfolio, the Adviser will seek to mitigate risk through asset diversification and limits on individual position sizes, as well as the monitoring of absolute and relative sector weights.

In general, the Adviser will sell a security when it reaches a predetermined price target.In addition, the Adviser has other sell disciplines in place, such as a fundamental change in a company's business, a change in the company's management or a failure by management to execute the business plan. A sale may also occur if the Adviser identifies a more attractive investment opportunity or if a position size grows to more than 5% of the Fund's portfolio.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could  lose money.A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED  OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.  The principal risk factors affecting shareholders' investments  in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day.Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.The prices of securities issued by such companies may suffer a decline in response.These factors contribute to price volatility, which is the principal risk of investing in the Fund.

MICRO-CAPITALIZATION COMPANY RISK - Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources.Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel.In addition, there  may be less public information available about these  companies.Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

GROWTH STYLE RISK - The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates,investor perceptions, and market liquidity.The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people.
The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in  general.

VALUE STYLE RISK -Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the
Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne Micro Cap Equity Fund (Prospectus Summary) | AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	551
AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	627
AlphaOne Micro Cap Equity Fund | AlphaOne Micro Cap Equity Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.78%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.00%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	203
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	703

[1]	"Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.50% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.50% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund
ALPHAONE U.S. EQUITY LONG SHORT FUND
INVESTMENT OBJECTIVE
The investment objective of the AlphaOne U.S. Equity Long Short Fund (the
"Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses AlphaOne U.S. Equity Long Short Fund		AlphaOne U.S. Equity Long Short Fund I Class Shares	AlphaOne U.S. Equity Long Short Fund Investor Class Shares	AlphaOne U.S. Equity Long Short Fund R Class Shares
Management Fees		1.25%	1.25%	1.25%
12b-1 Fees		none	0.25%	0.25%
Dividend and Interest Expense on Securities Sold Short	[1]	0.20%	0.20%	0.20%
Shareholder Servicing Fees		none	none	0.25%
Other Operating Expenses	[1]	0.80%	0.80%	0.80%
Total Other Expenses	[1]	1.00%	1.00%	1.25%
Total Annual Fund Operating Expenses		2.25%	2.50%	2.75%
Less Fee Reductions and/or Expense Reimbursements		(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	2.20%	2.45%	2.70%
[1]	"Dividend and Interest Expense on Securities Sold Short," "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 2.00% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 2.00% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses in each period)
remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AlphaOne U.S. Equity Long Short Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
AlphaOne U.S. Equity Long Short Fund I Class Shares	223	698
AlphaOne U.S. Equity Long Short Fund Investor Class Shares	248	774
AlphaOne U.S. Equity Long Short Fund R Class Shares	273	848

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities(or  "turns  over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
AlphaOne Investment Services, LLC (the "Adviser"), the Fund's adviser, seeks to achieve the Fund's objective by taking long and short positions in equity securities of small and medium capitalization companies located in the United
States.The Fund typically maintains a net long exposure of approximately 130%
and expects that, on average, 30% of the Fund's assets will be sold "short."
With a long position,the Fund purchases a security outright; with a short position,the Fund sells a security that it has borrowed.When the Fund sells a security short,it borrows the security from a third party and sells it at the then current market price.The Fund is then obligated to buy the security at a later date so that it can return the security to the lender.Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will
decline.The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security.The Fund may reinvest the proceeds of its short sales by taking additional long positions,thus allowing the Fund to maintain long positions in excess of 100% of its net assets.Under normal circumstances, the
Fund invests at least 80% of its net assets in U.S. equity securities.This investment policy may be changed by the Fund upon 60 days' prior notice to
shareholders.The Fund seeks to invest in securities of U.S. companies.A U.S.
company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

The Adviser combines intensive fundamental research and quantitative methodologies to select securities for the Fund's portfolio.In particular, the
Adviser focuses on industries it expects will sustain faster than average earnings growth rates (e.g. technology, healthcare, consumer products and services, business services, telecommunications, and media).The Adviser's fundamental research and quantitative methodologies focus on recognizing growth characteristics the Adviser believes will create superior investment returns over time, such as rising levels of profitability, rising earnings estimates, improving balance sheets and industry leadership. The Adviser purchases "long"
those securities it believes are likely to produce superior future earnings growth and sells "short" those securities it believes are likely to produce earnings growth at a slower rate than consensus forecasts.To identify candidates for short sales, the Adviser focuses on companies which exhibit unfavorable growth characteristics such as falling levels of profitability, falling earnings estimates, deteriorating balance sheets, and poor industry
positioning.The Adviser's research also seeks to uncover companies with excessive leverage, which might trigger a liquidity crisis or bankruptcy, and companies where fraud or accounting irregularities exist that,upon being revealed, would cause a steep decline in the price of a company's stock.In addition to fundamental research and quantitative methodologies, the Adviser also seeks to add value through trading by finding attractive entry and exit points for particular securities based on valuation techniques, technical analysis, risk management and an appreciation of market psychology.

The Adviser will sell a security when it reaches a predetermined price target or it determines that a company's fundamentals are deteriorating beyond acceptable
levels.In addition, the Adviser will trim the Fund's long positions to keep weightings in the portfolio at desired  levels.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could  lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders'investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day.Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.The prices of securities issued by such companies may suffer a decline in response.These factors contribute to price volatility,which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established  companies.In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies.These securities may be traded over the counter or listed on an exchange.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own.The Fund must borrow the security to make delivery to the buyer.The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction.Conversely,if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from  another securities lender or otherwise obtain the security by other means.Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions.These expenses negatively impact the  performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold.However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry,"
and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history.Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 30, 2011
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALPHAONE U.S. EQUITY LONG SHORT FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the AlphaOne U.S. Equity Long Short Fund (the
"Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities(or  "turns  over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Dividend and Interest Expense on Securities Sold Short," "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual  funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses (including one year of capped expenses in each period)
remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
AlphaOne Investment Services, LLC (the "Adviser"), the Fund's adviser, seeks to achieve the Fund's objective by taking long and short positions in equity securities of small and medium capitalization companies located in the United
States.The Fund typically maintains a net long exposure of approximately 130%
and expects that, on average, 30% of the Fund's assets will be sold "short."
With a long position,the Fund purchases a security outright; with a short position,the Fund sells a security that it has borrowed.When the Fund sells a security short,it borrows the security from a third party and sells it at the then current market price.The Fund is then obligated to buy the security at a later date so that it can return the security to the lender.Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security's price will
decline.The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security.The Fund may reinvest the proceeds of its short sales by taking additional long positions,thus allowing the Fund to maintain long positions in excess of 100% of its net assets.Under normal circumstances, the
Fund invests at least 80% of its net assets in U.S. equity securities.This investment policy may be changed by the Fund upon 60 days' prior notice to
shareholders.The Fund seeks to invest in securities of U.S. companies.A U.S.
company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

The Adviser combines intensive fundamental research and quantitative methodologies to select securities for the Fund's portfolio.In particular, the
Adviser focuses on industries it expects will sustain faster than average earnings growth rates (e.g. technology, healthcare, consumer products and services, business services, telecommunications, and media).The Adviser's fundamental research and quantitative methodologies focus on recognizing growth characteristics the Adviser believes will create superior investment returns over time, such as rising levels of profitability, rising earnings estimates, improving balance sheets and industry leadership. The Adviser purchases "long"
those securities it believes are likely to produce superior future earnings growth and sells "short" those securities it believes are likely to produce earnings growth at a slower rate than consensus forecasts.To identify candidates for short sales, the Adviser focuses on companies which exhibit unfavorable growth characteristics such as falling levels of profitability, falling earnings estimates, deteriorating balance sheets, and poor industry
positioning.The Adviser's research also seeks to uncover companies with excessive leverage, which might trigger a liquidity crisis or bankruptcy, and companies where fraud or accounting irregularities exist that,upon being revealed, would cause a steep decline in the price of a company's stock.In addition to fundamental research and quantitative methodologies, the Adviser also seeks to add value through trading by finding attractive entry and exit points for particular securities based on valuation techniques, technical analysis, risk management and an appreciation of market psychology.

The Adviser will sell a security when it reaches a predetermined price target or it determines that a company's fundamentals are deteriorating beyond acceptable
levels.In addition, the Adviser will trim the Fund's long positions to keep weightings in the portfolio at desired  levels.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could  lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders'investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day.Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.The prices of securities issued by such companies may suffer a decline in response.These factors contribute to price volatility,which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established  companies.In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies.These securities may be traded over the counter or listed on an exchange.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own.The Fund must borrow the security to make delivery to the buyer.The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund.If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction.Conversely,if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from  another securities lender or otherwise obtain the security by other means.Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions.These expenses negatively impact the  performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold.However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry,"
and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history.Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.80%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.20%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	223
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	698
AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.80%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.45%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	774
AlphaOne U.S. Equity Long Short Fund | AlphaOne U.S. Equity Long Short Fund R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.80%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.70%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	848

[1]	"Dividend and Interest Expense on Securities Sold Short," "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 2.00% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 2.00% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.